Restricted cash and cash equivalents	12 Months Ended
Mar. 31, 2018
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Restricted cash and cash equivalents

15. Restricted cash and cash equivalents

Restricted cash and cash equivalents consist of the following:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Cash at banks[1]	10,118	2,314	35
Short term deposits[2]	1,629	169	3

	11,747	2,483	38

1	Cash at banks is restricted in use as it relates to unclaimed dividends of ₹ 3,677 million and ₹ 909 million ($ 14 million) as at March 31, 2017 and March 31, 2018 respectively. Further it includes ₹ 6,441 million and ₹ 1,405 ($ 21 million) as at March 31, 2017 and March 31, 2018 representing unpaid dividend amount which is required to be remitted to minority shareholders within 30 days from the date of declaration of dividend. The said amount of unpaid dividend has been classified as cash and cash equivalent for the purpose of Statement of Cash flows.
2	includes ₹ 1,114 million and ₹ Nil of bank deposits on lien with banks, ₹ 515 million and ₹ 169 ($ 3 million) held as collateral in respect of closure cost as at March 31, 2017 and March 31, 2018 respectively.